FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - Fair value - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments and Risks
Financial assets	R$ 16,401,587	R$ 14,925,825
Financial liabilities	6,071,817	8,117,400
Level 1
Financial Instruments and Risks
Financial assets	539,382	444,712
Level 2
Financial Instruments and Risks
Financial assets	4,115,227	3,293,565
Financial liabilities	6,071,817	8,117,400
Level 3
Financial Instruments and Risks
Financial assets	11,746,978	11,187,548
Fair value through profit or loss
Financial Instruments and Risks
Financial liabilities	6,071,817	8,117,400
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	6,071,817	8,117,400
Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial liabilities	6,071,817	8,117,400
Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	6,071,817	8,117,400
Fair value through profit or loss
Financial Instruments and Risks
Financial assets	4,654,609	3,738,277
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,968,997	1,341,420
Fair value through profit or loss | Marketable securities
Financial Instruments and Risks
Financial assets	2,685,612	2,396,857
Fair value through profit or loss | Level 1
Financial Instruments and Risks
Financial assets	539,382	444,712
Fair value through profit or loss | Level 1 | Marketable securities
Financial Instruments and Risks
Financial assets	539,382	444,712
Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial assets	4,115,227	3,293,565
Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,968,997	1,341,420
Fair value through profit or loss | Level 2 | Marketable securities
Financial Instruments and Risks
Financial assets	2,146,230	1,952,145
Fair value through other comprehensive income
Financial Instruments and Risks
Financial assets	26,121	26,338
Fair value through other comprehensive income | Other investments
Financial Instruments and Risks
Financial assets	26,121	26,338
Fair value through other comprehensive income | Level 3
Financial Instruments and Risks
Financial assets	26,121	26,338
Fair value through other comprehensive income | Level 3 | Other investments
Financial Instruments and Risks
Financial assets	26,121	26,338
Amortized cost
Financial Instruments and Risks
Financial assets	11,720,857	11,161,210
Amortized cost | Biological assets
Financial Instruments and Risks
Financial assets	11,720,857	11,161,210
Amortized cost | Level 3
Financial Instruments and Risks
Financial assets	11,720,857	11,161,210
Amortized cost | Level 3 | Biological assets
Financial Instruments and Risks
Financial assets	R$ 11,720,857	R$ 11,161,210